Related-Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related-Party Transactions

13. Related-Party Transactions

The Company incurred approximately $0.4 million and $0.3 million of operating expenses with related parties during the years ended December 31, 2018 and 2019, respectively. As of December 31, 2018, and 2019, the Company had $1,000 and $0, respectively, of amounts payable to related parties. The expenses were primarily related to consulting fees and expense reimbursements paid to certain directors of the Company.